Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

25.Leases

The Company entered into operating lease agreements primarily for offices and land.

The following table summarizes the lease expense for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expense	40,001	44,754	41,126
Short-term lease expense	16,438	13,543	12,730
Total lease expense	56,439	58,297	53,856
Weighted-average remaining lease term (in years) – operating leases			2.7
Weighted-average discount rate – operating leases			4.8%

25.Leases (continued)

As of December 31, 2023, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities were as follows:

For the year ending December 31,	Future minimum payments
RMB
2024	32,650
2025	30,260
2026	22,330
Total undiscounted cash flows	85,240
Less: imputed interest	(5,339)
Total	79,901

Supplemental cash flow information related to leases for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the year end December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for operating leases	43,024	38,035	34,090
Lease liabilities arising from obtaining right-of-use assets	26,077	13,567	74,876